TRADE AND OTHER ACCOUNTS PAYABLES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Trade creditors	$ 1,096,540	$ 876,163
Leasing obligation	4,448	10,446
Other accounts payable	248,213	231,317
Trade and other accounts payables	$ 1,349,201	$ 1,117,926